Intangible Assets - Schedule of Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Cost [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance			RM 70,000
Additions	RM 2,293,650		954
Ending balance	2,364,604	$ 529,054	70,954
Ending balance (in Dollars)	2,364,604		70,954
Cost [Member] | Website [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance			10,000
Additions			954
Ending balance	10,954	2,451	10,954
Ending balance (in Dollars)	10,954		10,954
Cost [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance			60,000
Additions	2,293,650
Ending balance	2,353,650	526,603	60,000
Ending balance (in Dollars)	2,353,650		60,000
Accumulated Amortization [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance			8,500
Charge for the year	243,183		16,106
Ending balance	267,789	59,915	24,606
Ending balance (in Dollars)	267,789		24,606
Accumulated Amortization [Member] | Website [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance			4,500
Charge for the year	1,818		4,106
Ending balance	10,424	2,332	8,606
Ending balance (in Dollars)	10,424		8,606
Accumulated Amortization [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance			4,000
Charge for the year	241,365		12,000
Ending balance	257,365	57,583	16,000
Ending balance (in Dollars)	257,365		16,000
Carrying Values [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance			61,500
Ending balance	2,096,815	469,139	46,348
Ending balance (in Dollars)	2,096,815		46,348
Carrying Values [Member] | Website [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance			5,500
Ending balance	530	119	2,348
Ending balance (in Dollars)	530		2,348
Carrying Values [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance			56,000
Ending balance	2,096,285	$ 469,020	44,000
Ending balance (in Dollars)	RM 2,096,285		RM 44,000